General Information (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 473,691,412	$ 506,711,173
Inventories	424,300,960	459,384,555
Total current assets	1,511,097,013	1,771,266,840
Property, plant and equipment (net)	1,460,212,852	1,522,708,449	$ 1,273,987,695
Intangible assets other tan goodwill	236,870,759	244,632,721	$ 153,123,207
Deferred taxes assets	45,766,647	41,549,079
Total non-current assets	2,134,289,956	2,218,450,150
Total Assets	3,645,386,969	3,989,716,990
Trade and other current payables	460,627,211	514,887,185
Other current liabilities	1,457,950	375,565
Total current liabilities	795,650,399	860,006,211
Other non-current liabilities
Total non-current liabilities	1,233,276,067	1,457,195,469
Total Liabilities	2,028,926,466	2,317,201,680
Non-controlling interests	144,530,957	147,332,125
Goodwill	148,550,618	$ 161,583,233
Aguasde Origen S. A. [Member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	13,502,497
Inventories	11,903,064
Other current assets	2,293,374
Total current assets	27,698,935
Property, plant and equipment (net)	8,046,721
Intangible assets other tan goodwill	25,481,126
Deferred taxes assets	1,545,351
Total non-current assets	35,073,198
Total Assets	62,772,133
Other financial liabilities	8,351,355
Trade and other current payables	27,255,032
Other current liabilities	1,030,235
Total current liabilities	36,636,622
Other non-current liabilities	1,691,168
Total non-current liabilities	1,691,168
Total Liabilities	38,327,790
Net identifiable assets acquired	24,444,343
Non-controlling interests	(12,197,727)
Investment value	12,246,616
Goodwill	5,557,026
Investment at fair value previously held	(15,128,327)
Gain for business combination by stages	(2,628,098)
Cash flow used to obtain control of subsidiary	(47,217)
Total provisional fair values of assets and liabilities